Joint Arrangements and Associate - Husky Midstream Limited Partnership (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Disclosure of joint ventures [line items]
Net Earnings (Loss)	$ 587	$ (2,379)		$ 2,194
Husky Midstream Limited Partnership
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	35.00%
Net Earnings (Loss)	$ 134
Unrecognised share of pre-tax net losses of joint ventures	18
Investments in joint ventures accounted for using equity method	0
Unrecognised share of losses of joint ventures	17
Distributions received	37
Joint venture, contributions	$ 32
Husky Midstream Limited Partnership | Power Assets Holding Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%
Husky Midstream Limited Partnership | Cheung Kong Infrastructure Holdings Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	16.00%

[1]	See Note 3(w) for revisions to comparative results.